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November 4, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:  IDS Life Moneyshare Fund, Inc. - 9 version
     File No. 2-72584/811-3190

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statment or Amendment has been filed electronically.

Sincerely,

IDS LIFE MONEYSHARE FUND, INC.



Leslie L. Ogg
Vice President

LLO/KB/rdh
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